Laons (Details) - Schedule of long-term loan and current portion of long-term loan - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Laons (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 1,441,897	$ 5,996,927	$ 7,229,153
Less: Current portion of long-term loans payable		4,571,452	5,373,859
Total, net		1,425,475	1,855,294
Agricultural Banks Of China [Member]
Laons (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		4,571,452	4,294,707
Rushan City Rural Credit Unions [Member]
Laons (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		1,144,363	1,079,152
Third Party Individuals And Entities [Member]
Laons (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		$ 281,112	$ 1,855,294